Acquisitions (Schedule of Pro-Forma Financial Information) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Business Combinations [Abstract]
Revenue	$ 374.7	$ 357.6	$ 746.6	$ 710.8	$ 1,420.2	$ 1,329.6
Net loss	$ (11.9)	$ (6.6)	$ (28.3)	$ (127.7)	$ (182.4)	$ (221.5)